Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
March 31, 2024
MCQ-NPRT3-0524
1.9896347.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	27,584	675,808
GCI Liberty, Inc. Class A (Escrow) (b)	9,740	0
Iridium Communications, Inc.	909	23,779
		699,587
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (c)	27,656	102,880
Electronic Arts, Inc.	30,480	4,043,782
Liberty Media Corp. Liberty Formula One:
Class A	2,667	156,660
Class C	21,853	1,433,557
Liberty Media Corp. Liberty Live:
Class C	5,290	231,808
Series A	2,195	92,958
Live Nation Entertainment, Inc. (a)	13,646	1,443,337
Madison Square Garden Sports Corp. (a)	2,083	384,355
Playtika Holding Corp.	423	2,982
Roku, Inc. Class A (a)	12,289	800,874
Take-Two Interactive Software, Inc. (a)	18,576	2,758,350
Warner Bros Discovery, Inc. (a)	248,275	2,167,441
		13,618,984
Interactive Media & Services - 0.1%
IAC, Inc. (a)	8,300	442,722
Match Group, Inc. (a)	3,009	109,167
TripAdvisor, Inc. (a)	12,054	334,981
Zoominfo Technologies, Inc. (a)	16,304	261,353
		1,148,223
Media - 1.1%
Cable One, Inc. (c)	578	244,569
Fox Corp.:
Class A	27,451	858,393
Class B	15,118	432,677
Interpublic Group of Companies, Inc.	43,432	1,417,186
Liberty Broadband Corp.:
Class A (a)	1,490	85,109
Class C (a)	10,398	595,078
Liberty Media Corp. Liberty SiriusXM	17,320	514,577
Liberty Media Corp. Liberty SiriusXM Class A	8,334	247,520
News Corp.:
Class A	42,940	1,124,169
Class B	13,049	353,106
Nexstar Media Group, Inc. Class A	2,385	410,912
Omnicom Group, Inc.	22,215	2,149,523
Paramount Global:
Class A (c)	1,117	24,384
Class B	64,711	761,648
Sirius XM Holdings, Inc. (c)	72,235	280,272
The New York Times Co. Class A	18,159	784,832
		10,283,955
TOTAL COMMUNICATION SERVICES		25,750,749
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.6%
Aptiv PLC (a)	30,507	2,429,883
BorgWarner, Inc.	26,319	914,322
Gentex Corp.	26,341	951,437
Lear Corp.	6,515	943,893
Phinia, Inc.	5,226	200,835
QuantumScape Corp. Class A (a)(c)	37,852	238,089
		5,678,459
Automobiles - 0.3%
Harley-Davidson, Inc.	14,204	621,283
Lucid Group, Inc. Class A (a)(c)	83,339	237,516
Rivian Automotive, Inc. (a)(c)	75,915	831,269
Thor Industries, Inc.	5,785	678,812
		2,368,880
Broadline Retail - 0.5%
eBay, Inc.	54,847	2,894,825
Etsy, Inc. (a)	5,876	403,799
Kohl's Corp. (c)	12,387	361,081
Macy's, Inc.	30,509	609,875
Nordstrom, Inc. (c)	12,763	258,706
Ollie's Bargain Outlet Holdings, Inc. (a)	4,690	373,183
		4,901,469
Distributors - 0.4%
Genuine Parts Co.	15,807	2,448,979
LKQ Corp.	30,017	1,603,208
		4,052,187
Diversified Consumer Services - 0.3%
ADT, Inc.	28,748	193,187
Bright Horizons Family Solutions, Inc. (a)	5,675	643,318
Grand Canyon Education, Inc. (a)	2,405	327,585
H&R Block, Inc.	5,673	278,601
Mister Car Wash, Inc. (a)(c)	8,521	66,038
Service Corp. International	10,249	760,578
		2,269,307
Hotels, Restaurants & Leisure - 2.2%
Aramark	29,302	952,901
Boyd Gaming Corp.	7,926	533,578
Caesars Entertainment, Inc. (a)	13,744	601,163
Carnival Corp. (a)	111,960	1,829,426
Cava Group, Inc. (c)	1,220	85,461
Darden Restaurants, Inc.	7,156	1,196,125
Doordash, Inc. (a)	7,586	1,044,744
Expedia Group, Inc. (a)	4,002	551,276
Hilton Worldwide Holdings, Inc.	15,206	3,243,592
Hyatt Hotels Corp. Class A	4,864	776,392
Marriott Vacations Worldwide Corp.	3,932	423,594
MGM Resorts International (a)	30,962	1,461,716
Norwegian Cruise Line Holdings Ltd. (a)(c)	36,154	756,703
Penn Entertainment, Inc. (a)(c)	16,776	305,491
Planet Fitness, Inc. (a)	4,999	313,087
Royal Caribbean Cruises Ltd. (a)	18,426	2,561,398
Travel+Leisure Co.	4,314	211,213
Vail Resorts, Inc.	3,827	852,770
Wyndham Hotels & Resorts, Inc.	8,506	652,836
Wynn Resorts Ltd.	10,958	1,120,236
Yum! Brands, Inc.	3,846	533,248
		20,006,950
Household Durables - 2.7%
D.R. Horton, Inc.	34,087	5,609,016
Garmin Ltd.	17,295	2,574,707
Leggett & Platt, Inc.	14,853	284,435
Lennar Corp.:
Class A	27,216	4,680,608
Class B	1,531	236,050
Mohawk Industries, Inc. (a)	5,964	780,628
Newell Brands, Inc.	42,644	342,431
NVR, Inc. (a)	299	2,421,888
PulteGroup, Inc.	24,121	2,909,475
Tempur Sealy International, Inc.	14,979	851,107
Toll Brothers, Inc.	11,692	1,512,594
TopBuild Corp. (a)	3,336	1,470,275
Whirlpool Corp.	6,035	721,967
		24,395,181
Leisure Products - 0.3%
Brunswick Corp.	7,084	683,748
Hasbro, Inc.	14,746	833,444
Mattel, Inc. (a)	39,702	786,497
Polaris, Inc.	5,508	551,461
		2,855,150
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	6,699	570,018
AutoNation, Inc. (a)	3,205	530,684
Bath & Body Works, Inc.	25,470	1,274,009
Best Buy Co., Inc.	18,717	1,535,356
CarMax, Inc. (a)	16,808	1,464,145
Dick's Sporting Goods, Inc.	5,878	1,321,727
GameStop Corp. Class A (a)(c)	30,010	375,725
Gap, Inc.	21,778	599,984
Lithia Motors, Inc. Class A (sub. vtg.)	3,042	915,216
Murphy U.S.A., Inc.	115	48,208
Penske Automotive Group, Inc. (c)	2,192	355,082
Petco Health & Wellness Co., Inc. (a)(c)	9,423	21,484
RH (a)	1,457	507,415
Ross Stores, Inc.	2,485	364,699
Valvoline, Inc. (a)	10,754	479,306
Victoria's Secret & Co. (a)	4,786	92,753
Wayfair LLC Class A (a)	6,136	416,512
Williams-Sonoma, Inc.	6,250	1,984,563
		12,856,886
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (c)	2,029	95,870
Capri Holdings Ltd. (a)	12,737	576,986
Carter's, Inc.	4,030	341,260
Columbia Sportswear Co.	3,916	317,901
PVH Corp.	6,657	936,041
Ralph Lauren Corp.	4,412	828,397
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,960	855,190
Tapestry, Inc.	24,084	1,143,508
Under Armour, Inc.:
Class A (sub. vtg.) (a)	21,427	158,131
Class C (non-vtg.) (a)	22,709	162,142
VF Corp.	39,441	605,025
		6,020,451
TOTAL CONSUMER DISCRETIONARY		85,404,920
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	82	24,962
Brown-Forman Corp.:
Class A	805	42,625
Class B (non-vtg.)	4,558	235,284
Molson Coors Beverage Co. Class B	19,687	1,323,951
		1,626,822
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	42,805	917,739
BJ's Wholesale Club Holdings, Inc. (a)	9,802	741,521
Casey's General Stores, Inc.	3,582	1,140,688
Dollar Tree, Inc. (a)	23,136	3,080,558
Grocery Outlet Holding Corp. (a)	10,643	306,306
Kroger Co.	73,476	4,197,684
Maplebear, Inc. (NASDAQ)	743	27,706
Performance Food Group Co. (a)	9,153	683,180
U.S. Foods Holding Corp. (a)	25,522	1,377,422
Walgreens Boots Alliance, Inc.	80,727	1,750,969
		14,223,773
Food Products - 1.8%
Bunge Global SA	16,289	1,669,948
Campbell Soup Co.	21,539	957,409
Conagra Brands, Inc.	53,573	1,587,904
Darling Ingredients, Inc. (a)	17,868	831,041
Flowers Foods, Inc.	21,050	499,938
Freshpet, Inc. (a)	3,517	407,480
Hormel Foods Corp.	32,525	1,134,797
Ingredion, Inc.	7,337	857,328
Kellanova	29,275	1,677,165
Lamb Weston Holdings, Inc.	916	97,581
McCormick & Co., Inc. (non-vtg.)	28,309	2,174,414
Pilgrim's Pride Corp. (a)	4,603	157,975
Post Holdings, Inc. (a)	5,701	605,902
Seaboard Corp.	24	77,374
The J.M. Smucker Co.	11,565	1,455,687
Tyson Foods, Inc. Class A	31,302	1,838,366
WK Kellogg Co.	7,300	137,240
		16,167,549
Household Products - 0.1%
Church & Dwight Co., Inc.	2,849	297,179
Reynolds Consumer Products, Inc. (c)	6,081	173,673
Spectrum Brands Holdings, Inc.	3,393	302,011
		772,863
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	42,452	507,726
Olaplex Holdings, Inc. (a)	15,042	28,881
		536,607
TOTAL CONSUMER STAPLES		33,327,614
ENERGY - 5.5%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	112,467	3,767,645
Halliburton Co.	80,865	3,187,698
NOV, Inc.	44,112	861,066
TechnipFMC PLC	48,634	1,221,200
		9,037,609
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	25,317	355,957
Antero Resources Corp. (a)	31,864	924,056
APA Corp.	10,818	371,923
Chesapeake Energy Corp.	13,932	1,237,580
Coterra Energy, Inc.	84,078	2,344,095
Devon Energy Corp.	72,199	3,622,946
Diamondback Energy, Inc.	20,084	3,980,046
DT Midstream, Inc.	10,924	667,456
EQT Corp.	40,598	1,504,968
Hess Corp.	13,837	2,112,080
HF Sinclair Corp.	17,999	1,086,600
Marathon Oil Corp.	65,783	1,864,290
ONEOK, Inc.	61,906	4,963,004
Ovintiv, Inc.	16,080	834,552
Phillips 66 Co.	49,532	8,090,554
Range Resources Corp.	26,374	908,057
Southwestern Energy Co. (a)	123,551	936,517
The Williams Companies, Inc.	137,100	5,342,787
		41,147,468
TOTAL ENERGY		50,185,077
FINANCIALS - 18.2%
Banks - 3.2%
Bank OZK	12,018	546,338
BOK Financial Corp.	3,116	286,672
Citizens Financial Group, Inc.	52,402	1,901,669
Columbia Banking Systems, Inc.	23,294	450,739
Comerica, Inc.	14,800	813,852
Commerce Bancshares, Inc.	13,516	719,051
Cullen/Frost Bankers, Inc.	6,670	750,842
East West Bancorp, Inc.	15,813	1,250,966
Fifth Third Bancorp	76,446	2,844,556
First Citizens Bancshares, Inc.	1,088	1,778,880
First Hawaiian, Inc.	14,258	313,106
First Horizon National Corp.	62,483	962,238
FNB Corp., Pennsylvania	40,323	568,554
Huntington Bancshares, Inc.	162,009	2,260,026
KeyCorp	104,953	1,659,307
M&T Bank Corp.	18,626	2,708,965
New York Community Bancorp, Inc.	79,817	257,011
Nu Holdings Ltd. (a)	82,903	989,033
Pinnacle Financial Partners, Inc.	8,484	728,606
Popular, Inc.	7,923	697,937
Prosperity Bancshares, Inc.	9,819	645,894
Regions Financial Corp.	104,076	2,189,759
Synovus Financial Corp.	16,328	654,100
TFS Financial Corp.	5,600	70,336
Webster Financial Corp.	19,217	975,647
Western Alliance Bancorp.	12,181	781,898
Wintrust Financial Corp.	6,850	715,072
Zions Bancorporation NA	16,404	711,934
		29,232,988
Capital Markets - 5.2%
Affiliated Managers Group, Inc.	3,749	627,845
Bank of New York Mellon Corp.	85,592	4,931,811
Blue Owl Capital, Inc. Class A	43,685	823,899
Carlyle Group LP	23,702	1,111,861
Cboe Global Markets, Inc.	11,835	2,174,445
Coinbase Global, Inc. (a)	19,286	5,113,104
Evercore, Inc. Class A	3,955	761,693
Franklin Resources, Inc.	33,639	945,592
Houlihan Lokey	5,279	676,715
Interactive Brokers Group, Inc.	11,666	1,303,209
Invesco Ltd.	41,027	680,638
Janus Henderson Group PLC	14,997	493,251
Jefferies Financial Group, Inc.	20,419	900,478
KKR & Co. LP	56,337	5,666,375
Lazard, Inc. Class A	12,259	513,284
MSCI, Inc.	4,324	2,423,386
NASDAQ, Inc.	41,493	2,618,208
Northern Trust Corp.	22,781	2,025,687
Raymond James Financial, Inc.	21,310	2,736,630
Robinhood Markets, Inc. (a)	71,240	1,434,061
SEI Investments Co.	11,296	812,182
State Street Corp.	33,953	2,625,246
Stifel Financial Corp.	10,978	858,150
T. Rowe Price Group, Inc.	24,849	3,029,590
TPG, Inc.	5,707	255,103
Tradeweb Markets, Inc. Class A	8,434	878,570
Virtu Financial, Inc. Class A	9,529	195,535
XP, Inc. Class A	33,348	855,710
		47,472,258
Consumer Finance - 1.0%
Ally Financial, Inc.	30,396	1,233,774
Credit Acceptance Corp. (a)	702	387,188
Discover Financial Services	28,100	3,683,629
OneMain Holdings, Inc. (c)	12,666	647,106
SLM Corp.	14,923	325,172
SoFi Technologies, Inc. (a)(c)	106,709	778,976
Synchrony Financial	45,651	1,968,471
		9,024,316
Financial Services - 2.0%
Affirm Holdings, Inc. (a)	25,303	942,790
Block, Inc. Class A (a)	39,017	3,300,058
Corebridge Financial, Inc. (c)	25,415	730,173
Corpay, Inc. (a)	553	170,623
Euronet Worldwide, Inc. (a)	2,462	270,648
Fidelity National Information Services, Inc.	66,694	4,947,361
Global Payments, Inc.	29,050	3,882,823
Jack Henry & Associates, Inc.	5,583	969,935
MGIC Investment Corp.	31,054	694,367
NCR Atleos Corp.	7,230	142,793
Rocket Companies, Inc. (a)(c)	8,501	123,690
The Western Union Co.	34,799	486,490
UWM Holdings Corp. Class A	6,859	49,796
Voya Financial, Inc.	10,862	802,919
WEX, Inc. (a)	2,619	622,091
		18,136,557
Insurance - 6.4%
AFLAC, Inc.	65,353	5,611,209
Allstate Corp.	29,533	5,109,504
American Financial Group, Inc.	8,061	1,100,165
Arch Capital Group Ltd. (a)	34,592	3,197,684
Arthur J. Gallagher & Co.	22,780	5,695,911
Assurant, Inc.	5,942	1,118,522
Assured Guaranty Ltd.	6,160	537,460
Axis Capital Holdings Ltd.	8,765	569,900
Brighthouse Financial, Inc. (a)	6,426	331,196
Brown & Brown, Inc.	16,288	1,425,852
Cincinnati Financial Corp.	17,286	2,146,403
CNA Financial Corp.	2,919	132,581
Everest Re Group Ltd.	4,171	1,657,973
Fidelity National Financial, Inc.	29,216	1,551,370
First American Financial Corp.	11,314	690,720
Globe Life, Inc.	9,736	1,132,978
Hanover Insurance Group, Inc.	4,007	545,633
Hartford Financial Services Group, Inc.	33,227	3,424,042
Kemper Corp.	6,745	417,650
Lincoln National Corp.	17,170	548,238
Loews Corp.	20,570	1,610,425
Markel Group, Inc. (a)	1,479	2,250,269
Old Republic International Corp.	28,872	886,948
Primerica, Inc.	1,372	347,061
Principal Financial Group, Inc.	26,733	2,307,325
Prudential Financial, Inc.	40,885	4,799,899
Reinsurance Group of America, Inc.	7,484	1,443,514
RenaissanceRe Holdings Ltd.	4,277	1,005,223
RLI Corp.	3,533	524,545
Unum Group	21,637	1,161,041
W.R. Berkley Corp.	22,512	1,990,961
White Mountains Insurance Group Ltd.	279	500,610
Willis Towers Watson PLC	10,187	2,801,425
		58,574,237
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	77,750	769,725
Annaly Capital Management, Inc.	56,157	1,105,731
Rithm Capital Corp.	54,272	605,676
Starwood Property Trust, Inc.	33,329	677,579
		3,158,711
TOTAL FINANCIALS		165,599,067
HEALTH CARE - 6.4%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	2,773	414,425
Biogen, Inc. (a)	16,227	3,499,028
BioMarin Pharmaceutical, Inc. (a)	18,591	1,623,738
Exact Sciences Corp. (a)	13,145	907,794
Exelixis, Inc. (a)	9,032	214,329
Incyte Corp. (a)	5,417	308,606
Ionis Pharmaceuticals, Inc. (a)	2,224	96,410
Repligen Corp. (a)	3,492	642,249
Roivant Sciences Ltd. (a)	2,212	23,314
United Therapeutics Corp. (a)	5,083	1,167,667
		8,897,560
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	56,965	2,434,684
Dentsply Sirona, Inc.	23,770	788,926
Enovis Corp. (a)	5,877	367,019
Envista Holdings Corp. (a)	18,348	392,280
Globus Medical, Inc. (a)(c)	9,505	509,848
Hologic, Inc. (a)	26,053	2,031,092
ICU Medical, Inc. (a)	2,262	242,758
Integra LifeSciences Holdings Corp. (a)	7,646	271,051
QuidelOrtho Corp. (a)	5,993	287,304
STERIS PLC	11,175	2,512,364
Tandem Diabetes Care, Inc. (a)	6,240	220,958
Teleflex, Inc.	5,278	1,193,725
The Cooper Companies, Inc.	21,897	2,221,670
Zimmer Biomet Holdings, Inc.	23,659	3,122,515
		16,596,194
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)	10,114	801,231
agilon health, Inc. (a)(c)	3,629	22,137
Amedisys, Inc. (a)	3,592	331,039
Cardinal Health, Inc.	13,561	1,517,476
Chemed Corp.	468	300,423
Encompass Health Corp.	10,348	854,538
Henry Schein, Inc. (a)	14,643	1,105,839
Laboratory Corp. of America Holdings	9,555	2,087,385
Molina Healthcare, Inc. (a)	2,969	1,219,754
Premier, Inc.	13,296	293,842
Quest Diagnostics, Inc.	12,616	1,679,316
R1 RCM, Inc. (a)(c)	17,116	220,454
Tenet Healthcare Corp. (a)	11,339	1,191,842
Universal Health Services, Inc. Class B	6,636	1,210,805
		12,836,081
Health Care Technology - 0.1%
Certara, Inc. (a)	8,542	152,731
Doximity, Inc. (a)	7,147	192,326
Teladoc Health, Inc. (a)	18,492	279,229
		624,286
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	6,158	896,051
Avantor, Inc. (a)	75,973	1,942,630
Azenta, Inc. (a)	6,168	371,807
Bio-Rad Laboratories, Inc. Class A (a)	2,313	799,997
Bio-Techne Corp.	991	69,756
Charles River Laboratories International, Inc. (a)	5,717	1,549,021
Fortrea Holdings, Inc.	9,919	398,149
ICON PLC (a)	7,809	2,623,434
Illumina, Inc. (a)	12,509	1,717,736
IQVIA Holdings, Inc. (a)	1,489	376,553
Maravai LifeSciences Holdings, Inc. (a)	5,340	46,298
QIAGEN NV	24,888	1,069,935
Revvity, Inc.	13,971	1,466,955
Sotera Health Co. (a)	4,119	49,469
		13,377,791
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	20,205	1,140,572
Elanco Animal Health, Inc. (a)	55,246	899,405
Jazz Pharmaceuticals PLC (a)	3,298	397,145
Organon & Co.	28,805	541,534
Perrigo Co. PLC	15,117	486,616
Royalty Pharma PLC	41,834	1,270,499
Viatris, Inc.	134,777	1,609,237
		6,345,008
TOTAL HEALTH CARE		58,676,920
INDUSTRIALS - 20.3%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	8,529	875,246
Curtiss-Wright Corp.	4,285	1,096,703
HEICO Corp.	512	97,792
HEICO Corp. Class A	903	139,008
Hexcel Corp.	9,505	692,439
Howmet Aerospace, Inc.	42,715	2,922,987
Huntington Ingalls Industries, Inc.	4,415	1,286,840
Mercury Systems, Inc. (a)	6,013	177,384
Spirit AeroSystems Holdings, Inc. Class A (a)	11,597	418,304
Textron, Inc.	22,037	2,114,009
TransDigm Group, Inc.	4,958	6,106,273
Woodward, Inc.	6,741	1,038,923
		16,965,908
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	2,845	216,618
Expeditors International of Washington, Inc.	14,097	1,713,772
GXO Logistics, Inc. (a)	13,215	710,438
		2,640,828
Building Products - 2.7%
A.O. Smith Corp.	12,146	1,086,581
Allegion PLC	740	99,685
Armstrong World Industries, Inc.	3,478	432,037
Builders FirstSource, Inc. (a)	13,663	2,849,419
Carlisle Companies, Inc.	5,448	2,134,799
Carrier Global Corp.	93,839	5,454,861
Fortune Brands Innovations, Inc.	14,201	1,202,399
Hayward Holdings, Inc. (a)	14,862	227,537
Lennox International, Inc.	3,598	1,758,558
Masco Corp.	25,316	1,996,926
Owens Corning	9,974	1,663,663
The AZEK Co., Inc. (a)	16,118	809,446
Trane Technologies PLC	18,077	5,426,715
		25,142,626
Commercial Services & Supplies - 1.0%
Cintas Corp.	1,072	736,496
Clean Harbors, Inc. (a)	5,686	1,144,649
Driven Brands Holdings, Inc. (a)	6,923	109,314
MSA Safety, Inc.	3,452	668,273
RB Global, Inc.	4,786	364,550
Republic Services, Inc.	23,232	4,447,534
Stericycle, Inc. (a)	10,401	548,653
Tetra Tech, Inc.	4,879	901,200
Vestis Corp.	13,098	252,398
		9,173,067
Construction & Engineering - 0.9%
AECOM	15,289	1,499,545
EMCOR Group, Inc.	3,409	1,193,832
MasTec, Inc. (a)	7,009	653,589
MDU Resources Group, Inc.	22,805	574,686
Quanta Services, Inc.	11,935	3,100,713
Valmont Industries, Inc.	2,171	495,596
Willscot Mobile Mini Holdings (a)	15,642	727,353
		8,245,314
Electrical Equipment - 1.6%
Acuity Brands, Inc.	3,474	933,568
AMETEK, Inc.	25,891	4,735,464
Generac Holdings, Inc. (a)	6,720	847,661
Hubbell, Inc. Class B	3,282	1,362,194
nVent Electric PLC	18,535	1,397,539
Plug Power, Inc. (a)(c)	58,893	202,592
Regal Rexnord Corp.	7,452	1,342,105
Sensata Technologies, Inc. PLC	17,013	625,058
Sunrun, Inc. (a)(c)	23,972	315,951
Vertiv Holdings Co.	35,824	2,925,746
		14,687,878
Ground Transportation - 0.8%
Avis Budget Group, Inc. (c)	1,372	168,015
Hertz Global Holdings, Inc. (a)(c)	14,740	115,414
J.B. Hunt Transport Services, Inc.	7,448	1,484,014
Knight-Swift Transportation Holdings, Inc. Class A	17,550	965,601
Landstar System, Inc.	818	157,678
Old Dominion Freight Lines, Inc.	1,528	335,106
Ryder System, Inc.	4,931	592,657
Saia, Inc. (a)	2,661	1,556,685
Schneider National, Inc. Class B	6,046	136,881
U-Haul Holding Co. (a)(c)	538	36,337
U-Haul Holding Co. (non-vtg.)	6,966	464,493
XPO, Inc. (a)	12,823	1,564,791
		7,577,672
Machinery - 6.7%
AGCO Corp.	7,054	867,783
Allison Transmission Holdings, Inc.	9,088	737,582
CNH Industrial NV	110,092	1,426,792
Crane Co.	5,405	730,378
Cummins, Inc.	15,293	4,506,082
Donaldson Co., Inc.	7,978	595,797
Dover Corp.	15,711	2,783,832
ESAB Corp.	6,359	703,115
Flowserve Corp.	14,762	674,328
Fortive Corp.	39,819	3,425,230
Gates Industrial Corp. PLC (a)	18,525	328,078
Graco, Inc.	11,100	1,037,406
IDEX Corp.	7,821	1,908,480
Ingersoll Rand, Inc.	45,584	4,328,201
ITT, Inc.	9,282	1,262,630
Lincoln Electric Holdings, Inc.	405	103,453
Middleby Corp. (a)	5,978	961,203
Nordson Corp.	6,438	1,767,489
Oshkosh Corp.	7,329	914,000
Otis Worldwide Corp.	43,785	4,346,537
PACCAR, Inc.	57,724	7,151,426
Parker Hannifin Corp.	14,390	7,997,818
Pentair PLC	18,485	1,579,358
RBC Bearings, Inc. (a)	3,186	861,335
Snap-On, Inc.	5,857	1,734,961
Stanley Black & Decker, Inc.	17,256	1,689,880
Timken Co.	6,907	603,879
Westinghouse Air Brake Tech Co.	20,074	2,924,380
Xylem, Inc.	23,528	3,040,759
		60,992,192
Marine Transportation - 0.1%
Kirby Corp. (a)	6,635	632,448
Passenger Airlines - 0.9%
Alaska Air Group, Inc. (a)	13,929	598,808
American Airlines Group, Inc. (a)	46,063	707,067
Delta Air Lines, Inc.	68,579	3,282,877
Southwest Airlines Co.	66,944	1,954,095
United Airlines Holdings, Inc. (a)	36,786	1,761,314
		8,304,161
Professional Services - 1.7%
Broadridge Financial Solutions, Inc.	2,155	441,473
CACI International, Inc. Class A (a)	2,479	939,120
Clarivate PLC (a)(c)	51,948	385,974
Concentrix Corp. (c)	4,921	325,869
Dayforce, Inc. (a)(c)	15,411	1,020,362
Dun & Bradstreet Holdings, Inc.	30,538	306,602
Equifax, Inc.	4,218	1,128,399
FTI Consulting, Inc. (a)	3,056	642,646
Genpact Ltd.	14,891	490,658
Jacobs Solutions, Inc.	14,171	2,178,508
KBR, Inc.	9,613	611,964
Leidos Holdings, Inc.	15,370	2,014,853
ManpowerGroup, Inc.	5,439	422,284
Paycor HCM, Inc. (a)(c)	3,908	75,972
Robert Half, Inc.	11,608	920,282
Science Applications International Corp.	5,816	758,348
SS&C Technologies Holdings, Inc.	24,503	1,577,258
TransUnion	21,759	1,736,368
		15,976,940
Trading Companies & Distributors - 1.7%
Air Lease Corp. Class A	11,661	599,842
Core & Main, Inc. (a)	19,542	1,118,780
Fastenal Co.	16,109	1,242,648
Ferguson PLC	21,752	4,751,289
MSC Industrial Direct Co., Inc. Class A	5,196	504,220
SiteOne Landscape Supply, Inc. (a)	3,399	593,295
United Rentals, Inc.	6,058	4,368,484
Watsco, Inc.	2,846	1,229,387
WESCO International, Inc.	4,988	854,345
		15,262,290
TOTAL INDUSTRIALS		185,601,324
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.4%
Ciena Corp. (a)	16,163	799,260
F5, Inc. (a)	6,660	1,262,669
Juniper Networks, Inc.	35,846	1,328,453
Lumentum Holdings, Inc. (a)	7,489	354,604
Ubiquiti, Inc.	74	8,573
ViaSat, Inc. (a)(c)	13,074	236,509
		3,990,068
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	32,630	3,763,871
Arrow Electronics, Inc. (a)	6,052	783,492
Avnet, Inc.	10,179	504,675
CDW Corp.	878	224,575
Cognex Corp.	19,425	824,009
Coherent Corp. (a)	14,625	886,568
Corning, Inc.	85,681	2,824,046
Crane NXT Co.	5,393	333,827
IPG Photonics Corp. (a)	3,362	304,900
Jabil, Inc.	5,230	700,559
Keysight Technologies, Inc. (a)	14,619	2,286,119
Littelfuse, Inc.	2,723	659,919
TD SYNNEX Corp.	6,550	740,805
Teledyne Technologies, Inc. (a)	5,250	2,253,930
Trimble, Inc. (a)	27,759	1,786,569
Vontier Corp.	11,542	523,545
Zebra Technologies Corp. Class A (a)	4,730	1,425,811
		20,827,220
IT Services - 1.5%
Akamai Technologies, Inc. (a)	16,818	1,829,126
Amdocs Ltd.	12,964	1,171,557
Cognizant Technology Solutions Corp. Class A	56,529	4,143,010
DXC Technology Co. (a)	21,697	460,193
GoDaddy, Inc. (a)	6,252	741,987
Kyndryl Holdings, Inc. (a)	25,609	557,252
Okta, Inc. (a)	16,118	1,686,265
Twilio, Inc. Class A (a)	15,888	971,551
VeriSign, Inc. (a)	9,468	1,794,281
		13,355,222
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (a)	6,045	559,525
Entegris, Inc.	15,946	2,241,051
First Solar, Inc. (a)	11,985	2,023,068
GlobalFoundries, Inc. (a)(c)	8,787	457,891
Marvell Technology, Inc.	96,252	6,822,342
Microchip Technology, Inc.	17,184	1,541,577
MKS Instruments, Inc.	7,459	992,047
ON Semiconductor Corp. (a)	48,569	3,572,250
Qorvo, Inc. (a)	11,029	1,266,460
Skyworks Solutions, Inc.	17,911	1,940,120
Teradyne, Inc.	2,888	325,853
Universal Display Corp.	2,869	483,283
Wolfspeed, Inc. (a)(c)	13,899	410,021
		22,635,488
Software - 1.5%
ANSYS, Inc. (a)	1,717	596,074
AppLovin Corp. (a)	16,806	1,163,311
Aspen Technology, Inc. (a)(c)	3,095	660,102
Bentley Systems, Inc. Class B	1,593	83,186
Bill Holdings, Inc. (a)	11,560	794,403
CCC Intelligent Solutions Holdings, Inc. Class A (a)	38,008	454,576
Dolby Laboratories, Inc. Class A	6,554	549,029
Dropbox, Inc. Class A (a)	3,198	77,711
Gen Digital, Inc.	52,534	1,176,762
Guidewire Software, Inc. (a)	9,164	1,069,530
HashiCorp, Inc. (a)	3,448	92,924
Informatica, Inc. (a)	4,486	157,010
nCino, Inc. (a)(c)	7,219	269,846
NCR Voyix Corp. (a)	14,442	182,402
Nutanix, Inc. Class A (a)	20,717	1,278,653
PTC, Inc. (a)	6,141	1,160,281
SentinelOne, Inc. (a)	23,327	543,752
Tyler Technologies, Inc. (a)	1,138	483,661
UiPath, Inc. Class A (a)	9,921	224,909
Unity Software, Inc. (a)(c)	19,926	532,024
Zoom Video Communications, Inc. Class A (a)	29,050	1,898,999
		13,449,145
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	146,127	2,590,832
HP, Inc.	77,437	2,340,146
NetApp, Inc.	13,962	1,465,591
Pure Storage, Inc. Class A (a)	7,059	366,997
Western Digital Corp. (a)	36,525	2,492,466
		9,256,032
TOTAL INFORMATION TECHNOLOGY		83,513,175
MATERIALS - 7.6%
Chemicals - 3.5%
Albemarle Corp.	13,190	1,737,651
Ashland, Inc.	5,607	545,954
Axalta Coating Systems Ltd. (a)	22,273	765,968
Celanese Corp. Class A	11,130	1,912,802
CF Industries Holdings, Inc.	21,669	1,803,077
Corteva, Inc.	79,454	4,582,112
DuPont de Nemours, Inc.	48,447	3,714,431
Eastman Chemical Co.	13,355	1,338,438
Element Solutions, Inc.	25,190	629,246
FMC Corp.	11,975	762,808
Ginkgo Bioworks Holdings, Inc. Class A (a)(c)	160,803	186,531
Huntsman Corp.	18,623	484,757
International Flavors & Fragrances, Inc.	28,762	2,473,244
LyondellBasell Industries NV Class A	29,123	2,978,700
NewMarket Corp.	698	442,965
Olin Corp.	13,481	792,683
PPG Industries, Inc.	19,797	2,868,585
RPM International, Inc.	11,580	1,377,441
The Chemours Co. LLC	16,665	437,623
The Mosaic Co.	36,694	1,191,087
Westlake Corp.	3,649	557,567
		31,583,670
Construction Materials - 0.8%
Eagle Materials, Inc.	1,310	355,993
Martin Marietta Materials, Inc.	6,949	4,266,269
Vulcan Materials Co.	11,629	3,173,787
		7,796,049
Containers & Packaging - 1.6%
Amcor PLC (c)	162,307	1,543,540
Aptargroup, Inc.	7,351	1,057,735
Ardagh Metal Packaging SA	1,172	4,020
Avery Dennison Corp.	6,098	1,361,379
Ball Corp.	34,703	2,337,594
Berry Global Group, Inc.	13,017	787,268
Crown Holdings, Inc.	11,959	947,870
Graphic Packaging Holding Co.	15,868	463,028
International Paper Co.	39,008	1,522,092
Packaging Corp. of America	9,960	1,890,209
Sealed Air Corp.	7,188	267,394
Silgan Holdings, Inc.	9,064	440,148
Sonoco Products Co.	11,027	637,802
WestRock Co.	28,616	1,415,061
		14,675,140
Metals & Mining - 1.6%
Alcoa Corp.	20,073	678,267
Cleveland-Cliffs, Inc. (a)	55,960	1,272,530
MP Materials Corp. (a)(c)	11,648	166,566
Nucor Corp.	27,662	5,474,310
Reliance, Inc.	6,428	2,148,109
Royal Gold, Inc.	7,372	897,983
SSR Mining, Inc.	22,828	101,813
Steel Dynamics, Inc.	17,160	2,543,627
United States Steel Corp.	24,924	1,016,401
		14,299,606
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	7,249	608,264
TOTAL MATERIALS		68,962,729
REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Agree Realty Corp.	11,177	638,430
Alexandria Real Estate Equities, Inc.	19,543	2,519,288
American Homes 4 Rent Class A	37,495	1,379,066
Americold Realty Trust	31,832	793,253
Apartment Income (REIT) Corp.	16,487	535,333
AvalonBay Communities, Inc.	15,959	2,961,352
Boston Properties, Inc.	17,623	1,150,958
Brixmor Property Group, Inc.	33,752	791,484
Camden Property Trust (SBI)	11,657	1,147,049
Cousins Properties, Inc.	16,955	407,598
CubeSmart	25,129	1,136,333
Digital Realty Trust, Inc.	34,015	4,899,521
EastGroup Properties, Inc.	5,154	926,535
EPR Properties	8,319	353,142
Equity Lifestyle Properties, Inc.	13,457	866,631
Equity Residential (SBI)	42,005	2,650,936
Essex Property Trust, Inc.	7,188	1,759,694
Extra Space Storage, Inc.	23,553	3,462,291
Federal Realty Investment Trust (SBI)	9,111	930,415
First Industrial Realty Trust, Inc.	14,880	781,795
Gaming & Leisure Properties	28,782	1,325,987
Healthcare Realty Trust, Inc.	42,889	606,879
Healthpeak Properties, Inc.	79,612	1,492,725
Highwoods Properties, Inc. (SBI)	11,668	305,468
Host Hotels & Resorts, Inc.	78,709	1,627,702
Invitation Homes, Inc.	68,845	2,451,570
Iron Mountain, Inc.	16,470	1,321,059
Kilroy Realty Corp.	13,066	475,994
Kimco Realty Corp.	73,906	1,449,297
Lamar Advertising Co. Class A	2,227	265,926
Medical Properties Trust, Inc. (c)	66,396	312,061
Mid-America Apartment Communities, Inc.	13,077	1,720,672
National Storage Affiliates Trust	8,447	330,785
Net Lease Office Properties	1,581	37,628
NNN (REIT), Inc.	20,432	873,264
Omega Healthcare Investors, Inc.	27,542	872,255
Park Hotels & Resorts, Inc.	23,357	408,514
Rayonier, Inc.	16,554	550,255
Realty Income Corp.	93,658	5,066,898
Regency Centers Corp.	20,352	1,232,517
Rexford Industrial Realty, Inc.	23,728	1,193,518
SBA Communications Corp. Class A	10,874	2,356,396
Simon Property Group, Inc.	28,569	4,470,763
STAG Industrial, Inc.	20,497	787,905
Sun Communities, Inc.	10,819	1,391,107
UDR, Inc.	34,905	1,305,796
Ventas, Inc.	45,008	1,959,648
VICI Properties, Inc.	116,435	3,468,599
Vornado Realty Trust	19,802	569,704
Welltower, Inc.	62,392	5,829,908
Weyerhaeuser Co.	82,470	2,961,498
WP Carey, Inc.	24,409	1,377,644
		80,491,046
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	34,221	3,327,650
CoStar Group, Inc. (a)	25,954	2,507,156
Howard Hughes Holdings, Inc.	3,773	273,995
Jones Lang LaSalle, Inc. (a)	5,325	1,038,854
Zillow Group, Inc.:
Class A (a)	6,370	304,868
Class C (a)	17,122	835,211
		8,287,734
TOTAL REAL ESTATE		88,778,780
UTILITIES - 7.0%
Electric Utilities - 3.7%
Alliant Energy Corp.	28,715	1,447,236
Avangrid, Inc.	7,945	289,516
Constellation Energy Corp.	36,227	6,696,561
Edison International	42,575	3,011,330
Entergy Corp.	23,821	2,517,403
Evergy, Inc.	25,080	1,338,770
Eversource Energy	39,288	2,348,244
FirstEnergy Corp.	61,322	2,368,256
Hawaiian Electric Industries, Inc.	12,283	138,429
IDACORP, Inc.	5,703	529,752
NRG Energy, Inc.	25,252	1,709,308
OGE Energy Corp.	22,547	773,362
PG&E Corp.	229,435	3,845,331
Pinnacle West Capital Corp.	12,758	953,405
PPL Corp.	83,133	2,288,651
Xcel Energy, Inc.	62,047	3,335,026
		33,590,580
Gas Utilities - 0.3%
Atmos Energy Corp.	16,936	2,013,182
National Fuel Gas Co.	10,020	538,274
UGI Corp.	23,598	579,095
		3,130,551
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	14,932	366,879
Clearway Energy, Inc.:
Class A	3,893	83,738
Class C	9,142	210,723
The AES Corp.	29,118	522,086
Vistra Corp.	28,214	1,965,105
		3,148,531
Multi-Utilities - 2.2%
Ameren Corp.	29,500	2,181,820
CenterPoint Energy, Inc.	71,029	2,023,616
CMS Energy Corp.	32,722	1,974,445
Consolidated Edison, Inc.	39,014	3,542,861
DTE Energy Co.	23,196	2,601,199
NiSource, Inc.	46,581	1,288,430
Public Service Enterprise Group, Inc.	55,978	3,738,211
WEC Energy Group, Inc.	35,539	2,918,463
		20,269,045
Water Utilities - 0.4%
American Water Works Co., Inc.	21,976	2,685,687
Essential Utilities, Inc.	28,173	1,043,810
		3,729,497
TOTAL UTILITIES		63,868,204
TOTAL COMMON STOCKS (Cost $659,971,778)		909,668,559

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $99,244)	100,000	99,242

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	322,195	322,260
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	14,811,779	14,813,260
TOTAL MONEY MARKET FUNDS (Cost $15,135,520)		15,135,520

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $675,206,542)	924,903,321
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(12,930,025)
NET ASSETS - 100.0%	911,973,296

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Jun 2024	1,846,440	41,190	41,190

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,242.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	596,456	112,705,414	112,979,610	58,756	-	-	322,260	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	44,022,747	78,362,265	107,571,752	234,080	-	-	14,813,260	0.0%
Total	44,619,203	191,067,679	220,551,362	292,836	-	-	15,135,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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